KELMOORE STRATEGY(R) VARIABLE TRUST

                   Kelmoore Strategy(R) Variable Fund
                Kelmoore Strategy(R) Variable Eagle Fund

SUPPLEMENT DATED AUGUST 14, 2002 TO THE PROSPECTUS DATED APRIL 30, 2002

     This Supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

CHANGE IN COMPARATIVE BENCHMARKS

The following table replaces the information for the Kelmoore
Strategy(R) Variable Fund on page 8 of the Prospectus in the section titled "Average Annual Total Returns":

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                      1 YEAR     SINCE
                                                              INCEPTION(1)

Kelmoore Strategy(R) Variable Fund                   (12.56)%   (12.30)%
Standard & Poor's 100 Index(2)                       (13.78)%   (17.13)%
CSFB High Yield Index II(2)                            4.87%      7.50%
Chicago Board Options Exchange
  BuyWrite Monthly Index(3)                          (10.87)%    (9.95)%

(1) The Fund commenced operations on November 27, 2000.
(2) The Standard & Poor's 100 Index ("S&P 100") and CSFB High
    Yield Index II (formerly the DLJ High Yield Total Return Index) ("CSFB") are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible. The CSFB is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.
(3) On August 7, 2002, the Board of Trustees of Kelmoore Strategy(R) Variable Trust (the "Board") approved a change in the Fund's benchmarks to the Chicago Board Options Exchange BuyWrite Monthly Index ("CBOE") and the S&P 100 since the CBOE and the S&P 100 are more accurate benchmarks for the Fund's performance. The CBOE is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.


The following table replaces the information for the Kelmoore
Strategy(R) Variable Eagle Fund on page 9 of the Prospectus in the section titled "Average Annual Total Returns"

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)

                                                     1 YEAR     SINCE
                                                              INCEPTION(1)

Kelmoore Strategy(R) Variable Eagle Fund            (38.97)%   (38.79)%
Standard & Poor's 100 Index(2)                      (13.78)%   (17.13)%
NASDAQ Composite Index(2)                           (20.80)%   (32.06)%
Chicago Board Options Exchange
  BuyWrite Monthly Index(3)                         (10.87)%    (9.95)%


(1) The Fund commenced operations on November 27, 2000.
(2) The S&P 100 and NASDAQ Composite Index (the "NASDAQ") are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.
(3) On August 7, 2002, the Board approved a change in the Fund's benchmarks to the CBOE and the NASDAQ since the CBOE and the NASDAQ are more accurate benchmarks for the Fund's performance. The CBOE is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.


   RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.